segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Income before income taxes
Operating revenues - external, other income and intersegment	$ 4,929	$ 5,082	$ 9,942	$ 10,139
Goods and services purchased	1,869	1,858	3,725	3,705
Employee benefits expense	1,472	1,545	3,107	3,011
EBITDA			3,110	3,423	$ 6,609	$ 6,922	$ 6,949
Depreciation	591	601	1,174	1,193
Amortization of intangible assets	434	403	839	803
Operating income (loss)	(1,572)	175	(1,038)	927
Financing costs	420	373	755	717
Income (loss) before income taxes	(1,992)	(198)	(1,793)	210
TELUS technology solutions
Income before income taxes
Operating revenues - external, other income and intersegment	3,746	3,842	7,536	7,722
Goods and services purchased	1,597	1,620	3,206	3,236
Employee benefits expense	586	637	1,344	1,290
EBITDA	1,563	1,585	2,986	3,196
Depreciation	526	535	1,043	1,064
Amortization of intangible assets	273	238	514	478
Operating income (loss)	764	812	1,429	1,654
TELUS health
Income before income taxes
Operating revenues - external, other income and intersegment	536	519	1,062	992
Goods and services purchased	184	163	353	328
Employee benefits expense	277	265	566	498
EBITDA	75	91	143	166
Depreciation	15	10	31	23
Amortization of intangible assets	95	100	194	194
Operating income (loss)	(35)	(19)	(82)	(51)
TELUS Digital Experience
Income before income taxes
Operating revenues - external, other income and intersegment	774	827	1,587	1,641
Goods and services purchased	182	166	357	329
Employee benefits expense	609	643	1,197	1,223
EBITDA	(17)	18	33	89
Depreciation	50	56	100	106
Amortization of intangible assets	66	65	131	131
Impairment of goodwill	2,135	500	2,135	500
Operating income (loss)	(2,268)	(603)	(2,333)	(648)
Consolidated
Income before income taxes
Operating revenues - external, other income and intersegment	4,929	5,082	9,942	10,139
Goods and services purchased	1,869	1,858	3,725	3,705
Employee benefits expense	1,472	1,545	3,107	3,011
EBITDA	1,588	1,679	3,110	3,423
Depreciation	591	601	1,174	1,193
Amortization of intangible assets	434	403	839	803
Impairment of goodwill	2,135	500	2,135	500
Operating income (loss)	(1,572)	175	(1,038)	927
Financing costs	420	373	755	717
Income (loss) before income taxes	(1,992)	(198)	(1,793)	210
Eliminations
Income before income taxes
Operating revenues - external, other income and intersegment	(127)	(106)	(243)	(216)
Goods and services purchased	(94)	(91)	(191)	(188)
EBITDA	(33)	(15)	(52)	(28)
Operating income (loss)	$ (33)	$ (15)	$ (52)	$ (28)